American Beacon Sound Point Enhanced Income Fund

Supplement dated

June 4, 2020

to the

Prospectus and Statement of Additional Information

dated December 27, 2019,each as previously amended or supplemented

PLEASE BE ADVISED THAT THE AMERICAN BEACON SOUND POINT ENHANCED INCOME FUND (THE “FUND”) REMAINS OPEN TO NEW AND EXISTING SHAREHOLDERS INVESTING THROUGH A RETIREMENT PLAN, AN INVESTMENT PROFESSIONAL, A BROKER-DEALER, OR OTHER FINANCIAL INTERMEDIARY. THE FUND IS ALSO OPEN TO EXISTING SHAREHOLDERS INVESTING THROUGH DIRECT MUTUAL FUND ACCOUNTS.

Effective May 29, 2020, the Fund, the sole series of the trust of the same name (the “Trust”) no longer permitted the opening of new direct mutual fund accounts. To further clarify, new and existing shareholders investing through a retirement plan, an investment professional, a broker-dealer, or other financial intermediary may continue to purchase and sell shares of the Fund. Additionally, existing direct mutual fund account shareholders may continue to purchase and sell shares of the Fund through their existing direct mutual fund accounts, but no longer may open new direct mutual fund accounts.

American Beacon Advisors, Inc. (the “Manager”) may continue to allow the following individuals or entities to open new direct mutual fund accounts in its sole discretion: (i) corporate accounts, (ii) employees of the Manager, or its direct parent company, Resolute Investment Managers, Inc., and its affiliates and subsidiaries, (iii) employees of a sub-advisor to a fund in the American Beacon Funds Complex, (iv) members of the Board of Trustees of the Trust, (v) employees of Kelso & Company, L.P. or Estancia Capital Management, LLC, the Manager’s indirect parent companies, and (vi) members of the Manager’s Board of Directors.

This information hereby supersedes and replaces any contrary information included in the Fund’s prospectus and statement of additional information.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE